485APOS		File Nos. 333-139701
Allianz Vision (Legacy)		811-05618
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	32	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	343	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
x	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: June 14, 2012
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

EXPLANATORY NOTE

Registrant is filing this post-effective amendment solely to make the following changes to post-effective amendment no. 31 to this registration statement ("prior post-effective amendment").

•	To remove language from the cover of the prior post-effective amendment stating that it is proposed that the filing will become effective on June 14, 2012.

•	To add language to the cover of registration statement stating that the filing is proposed to become effective 60 days after filing.

•	To remove language from the cover of the prior post-effective amendment stating that the approximate date of the proposed public offering is June 25, 2012.

•	To add language to the cover of the registration statement stating that the approximate date of the proposed public offering is June 14, 2012.

•	To add the following language to the cover of the prospectus:

The benefits offered through this prospectus are not available until July 9, 2012.

Except as expressly modified in this Post-Effective Amendment, this Post-Effective Amendment and the Prospectus and Statement of Additional Information filed in Parts A and B of Post-Effective Amendment No. 31 do not supersede Parts A and B of Post-Effective Amendment No. 29, and in all other respects the disclosure in Parts A and B of Post-Effective Amendment No. 29 remains the same and in effect.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 14th day of June, 2012.

ALLIANZ LIFE VARIABLE ACCOUNT B

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

(Depositor)

By: WALTER R. WHITE**

Walter R. White

President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 14th day of June, 2012.

Signature	Title
Gary C. Bhojwani*	Director and Chairman of the Board
Walter R. White**	Director, President & Chief Executive Officer
Giulio Terzariol*	Director, Senior Vice President and Chief Financial Officer
Michael P. Sullivan*	Director
Dale E. Lauer*	Director
Marna C. Whittington***	Director
*
By Power of Attorney incorporated by reference as exhibit EX-99.B13 from Post-Effective Amendment No.25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2010.

**
By Power of Attorney incorporated by reference as exhibit EX-99.B13.b from Post-Effective Amendment No. 28 to Registrant’s Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on February 16, 2012.

***
By Power of Attorney incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No. 7 to Registrant’s Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

By: /s/ STEWART D. GREGG

Stewart D. Gregg

Senior Securities Counsel